GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

October 17, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:

Denmark Bancshares, Inc. Preliminary Proxy Material

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of Denmark Bancshares, Inc. (the “Company”), please find the revised Preliminary Proxy Statement and Form of Proxy relating to the Annual Meeting of Shareholders of the Company.  Also enclosed is a Schedule 14A cover sheet.

If you have any questions concerning this filing, please contact the undersigned at the telephone number listed above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Patrick S. Murphy

Patrick S. Murphy

cc:

Dennis J. Heim

Rebecca Lauber

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, AND WASHINGTON DC

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